FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Currency risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
NIS
Risk management
Exposure to risk	$ (6,904)	$ (3,677)
EUR
Risk management
Exposure to risk	(138)	3,204
GBP
Risk management
Exposure to risk	(316)	1,359
Currency risk
Risk management
Exposure to risk	(17,045)	(9,871)
Currency risk | NIS
Risk management
Exposure to risk	(6,906)	(3,677)
Currency risk | EUR
Risk management
Exposure to risk	(138)	3,204
Currency risk | GBP
Risk management
Exposure to risk	(316)	1,359
Currency risk | USD
Risk management
Exposure to risk	(9,685)	(10,757)
Currency risk | Cash
Risk management
Exposure to risk	3,854	6,983
Currency risk | Cash | NIS
Risk management
Exposure to risk	747	933
Currency risk | Cash | EUR
Risk management
Exposure to risk	19	3,572
Currency risk | Cash | GBP
Risk management
Exposure to risk	2,454	919
Currency risk | Cash | USD
Risk management
Exposure to risk	634	1,559
Currency risk | Trade receivables
Risk management
Exposure to risk	806	489
Currency risk | Trade receivables | NIS
Risk management
Exposure to risk	80
Currency risk | Trade receivables | EUR
Risk management
Exposure to risk	77
Currency risk | Trade receivables | GBP
Risk management
Exposure to risk	608	328
Currency risk | Trade receivables | USD
Risk management
Exposure to risk	41	161
Currency risk | Other accounts receivable
Risk management
Exposure to risk	711
Currency risk | Other accounts receivable | EUR
Risk management
Exposure to risk	711
Currency risk | Contract assets
Risk management
Exposure to risk	6,015	1,954
Currency risk | Contract assets | GBP
Risk management
Exposure to risk	1,248	1,875
Currency risk | Contract assets | USD
Risk management
Exposure to risk	4,767	79
Currency risk | Financial assets
Risk management
Exposure to risk	11,386	9,426
Currency risk | Financial assets | NIS
Risk management
Exposure to risk	827	933
Currency risk | Financial assets | EUR
Risk management
Exposure to risk	807	3,572
Currency risk | Financial assets | GBP
Risk management
Exposure to risk	4,310	3,122
Currency risk | Financial assets | USD
Risk management
Exposure to risk	5,442	1,799
Currency risk | Current maturities long-term loans
Risk management
Exposure to risk	(6,334)	(2,161)
Currency risk | Current maturities long-term loans | NIS
Risk management
Exposure to risk	(508)	(79)
Currency risk | Current maturities long-term loans | USD
Risk management
Exposure to risk	(5,826)	(2,082)
Currency risk | Trade payables
Risk management
Exposure to risk	(8,522)	(7,151)
Currency risk | Trade payables | NIS
Risk management
Exposure to risk	(518)
Currency risk | Trade payables | EUR
Risk management
Exposure to risk	(945)	(368)
Currency risk | Trade payables | GBP
Risk management
Exposure to risk	(3,594)	(1,110)
Currency risk | Trade payables | USD
Risk management
Exposure to risk	(3,465)	(5,673)
Currency risk | Payables and credit balances
Risk management
Exposure to risk	(6,632)	(3,671)
Currency risk | Payables and credit balances | NIS
Risk management
Exposure to risk	(5,164)	(2,813)
Currency risk | Payables and credit balances | GBP
Risk management
Exposure to risk	(1,032)	(653)
Currency risk | Payables and credit balances | USD
Risk management
Exposure to risk	(436)	(205)
Currency risk | Current financial liabilities
Risk management
Exposure to risk	(21,488)	(12,983)
Currency risk | Current financial liabilities | NIS
Risk management
Exposure to risk	(6,190)	(2,892)
Currency risk | Current financial liabilities | EUR
Risk management
Exposure to risk	(945)	(368)
Currency risk | Current financial liabilities | GBP
Risk management
Exposure to risk	(4,626)	(1,763)
Currency risk | Current financial liabilities | USD
Risk management
Exposure to risk	(9,727)	(7,960)
Currency risk | Long term loans from banks
Risk management
Exposure to risk	(6,943)	(6,314)
Currency risk | Long term loans from banks | NIS
Risk management
Exposure to risk	(1,543)	(1,718)
Currency risk | Long term loans from banks | USD
Risk management
Exposure to risk	$ (5,400)	$ (4,596)